Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Jun. 30, 2015
Document Effective Date	Jul. 01, 2015
Prospectus Date	Jul. 01, 2015